Document And Entity Information	Mar. 12, 2024
Document Information Line Items
Entity Central Index Key	0001879270
Document Type	8-K
Document Period End Date	Mar. 12, 2024
Entity Registrant Name	The Cannaisseur Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56664
Entity Tax Identification Number	86-1907561
Entity Address, Address Line One	650 Ponce De Leon Ave
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	(678)
Local Phone Number	626-0555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	TCRG
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false